Derivative Instruments - Additional Information (Details) kr in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 NOK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Interest Rate Swap Contracts
Derivative Instruments
Notional amount	$ 571.5		$ 555.5
Carrying amount of derivative asset	$ 2.7		15.9
Weighted average interest rate	1.88%	1.88%
Foreign Exchange Forward Contracts
Derivative Instruments
Notional amount | kr		kr 169.0		kr 244.2
Carrying amount of derivative liabilities	$ 0.2
Carrying amount of derivative asset			$ 1.7